Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Oct. 31, 2024
Related Party Transactions [Line Items]
Revenue	$ 386,172	$ 82,549	$ 485,819	$ 282,549	$ 484,521	$ 690,000
Working capital					64,970	$ 2,259,850
Repaid amount					$ 2,324,820
Common stock, shares issued	5,091,391		5,091,391		5,091,391	5,091,391		4,550,500
Fair value					$ 36,000	$ 24,000
Related Party [Member]
Related Party Transactions [Line Items]
Revenue	$ 392,777	$ 295,769	$ 776,373	$ 525,636	893,628	1,163,585
Accounts receivable - related parties	$ 586,227		$ 586,227		$ 266,580	$ 349,576	$ 586,227
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued	190,000,000		190,000,000		4,550,500
Common Stock [Member] | YRQ Irrevocable Trust [Member]
Related Party Transactions [Line Items]
Common stock, shares issued	4,550,500		4,550,500
Series X Preferred Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued	5,000		5,000		5,000